Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

	Successor
	Year Ended December 31,
	2014	2013
Accounts receivable—trade, net	$638.3	$637.5
Notes receivable	45.5	44.7
Other	136.6	183.7
Total	$820.4	$865.9